Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share:

	Six months ended June 30,
	2026	2025
	Unaudited
Basic net loss per Ordinary Share:
Numerator:
Allocation of undistributed earnings	$(2,816,584)	$(2,388,294)
Denominator:
Weighted average number of shares	9,586,201	7,999,615
Basic loss per share	$(0.29)	$(0.30)

Diluted net loss per Ordinary Share:
Numerator:
Allocation of undistributed earnings	$(2,816,584)	$(2,388,294)

Denominator:
Number of shares used in basic calculation	9,586,201	7,999,615
Effect of dilutive securities:
Weighted average effect of dilutive securities	-	-
Denominator for diluted earnings per share	9,586,201	7,999,615
Diluted loss per share	$(0.29)	$(0.30)